Schedule of Investments (unaudited)
February 28, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 142.5%
Alabama — 3.5%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	$710,000	$715,000 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	1,050,000	1,118,541 (a)(b)
Series F	5.500%	12/1/28	2,250,000	2,388,825 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	900,000	947,960 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,618,853
Warrants, Series 2024, Refunding	5.250%	10/1/49	3,500,000	3,739,023
Warrants, Series 2024, Refunding	5.500%	10/1/53	2,750,000	2,981,232
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	1,670,000	1,697,489 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	1,250,000	1,237,065 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	2,000,000	2,146,815
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	3,050,000	3,262,176 (a)(b)
Total Alabama				21,852,979
Alaska — 0.7%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B, Refunding	5.000%	12/1/38	750,000	789,827
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	1,300,000	1,321,223 (c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	750,000	672,827
Asset Backed Senior Bonds, Series A, Class 1, Refunding	4.000%	6/1/41	1,690,000	1,636,845
Total Alaska				4,420,722
Arizona — 4.9%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000	729,420
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	1,750,000	1,774,091 (a)(b)
Intel Corp. Project	4.100%	6/15/28	1,300,000	1,313,472 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	3,400,000	3,461,682 (a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	1,225,000	1,237,350 (d)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	781,470
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,115,522
Series 2007	5.000%	12/1/32	12,000,000	12,946,307
Series 2007	5.000%	12/1/37	5,500,000	6,026,684
Total Arizona				30,385,998
Arkansas — 0.2%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	1,050,000	1,107,345 (c)
California — 17.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, AGM	5.000%	10/1/52	2,650,000	2,820,169
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$2,250,000	$2,295,518
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	850,000	860,584 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	8,500,000	9,052,341 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	3,100,000	3,291,904 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	1,500,000	1,613,515 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	7,400,000	8,036,345 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	3,200,000	3,528,555 (a)(b)
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	515,241
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,400,000	4,455,181 (c)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	13,500,000	13,508,764 (c)(d)
Folsom Cordova, CA, USD:
School Facilities Improvement District No 4, GO, Series A, Refunding	5.000%	10/1/37	1,730,000	1,987,121 (e)
School Facilities Improvement District No 5, GO, Series B, Refunding	5.000%	10/1/37	2,175,000	2,498,259 (e)
School Facilities Improvement District No 5, GO, Series B, Refunding	5.000%	10/1/38	1,795,000	2,054,383 (e)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/36	800,000	805,185 (c)
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/37	500,000	502,968 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	500,000	519,394 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	4.000%	5/15/49	2,000,000	1,869,487 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/42	2,000,000	2,036,237
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series A	5.000%	7/1/48	2,000,000	2,038,012
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	1,500,000	1,556,832
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	4,197,964
Series B	7.000%	11/1/34	2,490,000	3,047,502
Series B	6.500%	11/1/39	8,000,000	10,110,182
Series C	6.500%	11/1/39	2,000,000	2,527,545
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	545,000	588,624
Community Facilities District No 2003-1	5.750%	9/1/52	1,400,000	1,479,428
Community Facilities District No 2023-1	5.625%	9/1/53	1,070,000	1,132,122
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	1,500,000	1,557,717 (c)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	10,635,000	10,713,627 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,527,411 (c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	1,000,000	1,045,366
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/39	500,000	522,746
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	$800,000	$818,355
Tulare, CA, Sewer Revenue, Refunding, AGM	5.000%	11/15/41	2,000,000	2,020,411
Total California				107,134,995
Colorado — 5.3%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.750%	12/1/46	1,000,000	1,000,514
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,629,323
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	1,300,000	1,320,886 (a)(b)
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	2,500,000	2,250,287
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	800,000	800,016
Denver, CO, Airport System Revenue:
Series C	6.125%	11/15/25	3,235,000	3,292,145 (c)(f)
Subordinated, Series B, Refunding	5.250%	11/15/34	3,000,000	3,380,378 (c)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	15,700,000	19,253,452
Total Colorado				32,927,001
Connecticut — 1.0%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	2,000,000	2,095,020
Connecticut State, GO:
Series A	4.000%	4/15/37	500,000	509,247
Series B	4.000%	1/15/42	1,250,000	1,262,452
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	1,150,000	1,163,276 (d)
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,038,164
Total Connecticut				6,068,159
Delaware — 0.1%

Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	500,756
District of Columbia — 1.1%
District of Columbia Revenue:
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	800,000	823,947
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	2,828,685
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/29	1,500,000	1,602,888 (c)
Series A, Refunding	5.000%	10/1/30	1,500,000	1,620,753 (c)
Total District of Columbia				6,876,273
Florida — 7.8%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	1,600,000	1,617,522 (c)
Series A	5.000%	10/1/45	1,000,000	1,002,250 (c)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	400,000	431,941 (c)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	715,000	716,265 (d)
Florida State Development Finance Corp., Revenue, Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/53	8,000,000	8,347,583 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Florida State Insurance Assistance Interlocal Agency Inc., Revenue, Series A-1, Refunding	5.000%	9/1/26	$1,500,000	$1,529,026
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	740,000	743,769
Series A, Refunding	5.000%	10/1/30	2,410,000	2,429,704
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	900,000	853,464
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	500,000	509,384 (c)
Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,517,155 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	1,250,000	1,278,400 (c)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/41	3,000,000	3,049,115
Miami-Dade County, FL, Expressway Authority, Series A, Refunding	5.000%	7/1/40	9,000,000	9,032,439
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	2,000,000	2,058,748 (c)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	2,500,000	2,585,347 (c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	1,300,000	1,360,890
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	1,150,000	1,146,263
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	768,064
Jupiter Medical Center Project, Series A	5.000%	11/1/52	2,850,000	2,897,258
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	650,000	597,535
Pasco County, FL, Capital Improvement, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series A, AGM	5.750%	9/1/54	2,175,000	2,383,925
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	1,000,000	1,016,389
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2024	4.800%	5/1/55	800,000	801,918 (d)
Total Florida				48,674,354
Georgia — 1.5%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	1,250,000	1,284,233
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	1,150,000	1,216,872
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	750,000	801,827
Plant Vogtle Units 3&4, Project P, Series A, Refunding	5.000%	1/1/56	1,295,000	1,307,954
Project One, Series A, Refunding	5.000%	1/1/50	1,250,000	1,300,824
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,450,000	1,489,827
Series C	5.000%	9/1/30	1,600,000	1,698,850 (a)(b)
Total Georgia				9,100,387
Guam — 0.2%

Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	1,230,000	1,222,127
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hawaii — 0.4%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	$2,000,000	$1,707,236
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/36	700,000	816,594 (e)
Total Hawaii				2,523,830
Idaho — 0.2%

Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,120,702
Illinois — 16.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	2,000,000	2,035,736
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	3,000,000	3,228,629
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	101,418
Dedicated, Series G, Refunding	5.000%	12/1/44	750,000	743,894
Dedicated, Series H	5.000%	12/1/36	500,000	505,593
Dedicated, Series H	5.000%	12/1/46	5,400,000	5,304,834
Series D	5.000%	12/1/46	8,435,000	8,286,347
Chicago, IL, GO:
Series A	5.500%	1/1/35	1,000,000	1,051,686
Series A	5.000%	1/1/44	1,000,000	1,010,095
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,250,000	1,261,762
General Senior Lien, Series C, Refunding	5.000%	1/1/44	2,500,000	2,583,552 (c)
Senior Lien, Series D	5.000%	1/1/47	500,000	507,524
Senior Lien, Series D	5.000%	1/1/52	500,000	506,258
Series C, Refunding	5.000%	1/1/43	750,000	778,176 (c)
TrIPS Obligated Group	5.000%	7/1/48	900,000	905,333 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,250,000	1,259,525
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	517,579
Second Lien, Series A, Refunding	4.000%	12/1/55	1,900,000	1,710,672
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	2,700,000	2,734,756
Second Lien, Series A, AGM	5.250%	1/1/53	500,000	535,727
Second Lien, Series B, Refunding	5.000%	1/1/38	1,500,000	1,539,805
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	1,893,848
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/33	1,290,000	1,349,614
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	3,610,000	3,750,012
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/38	2,000,000	2,073,717
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/41	2,500,000	2,492,968
Illinois State Finance Authority Revenue, Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	2,400,000	2,378,421
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	501,231
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	$750,000	$789,929
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	266,778
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	4,000,000	3,803,007
Illinois State, GO:
Series 2016	5.000%	1/1/33	2,000,000	2,025,204
Series 2016	5.000%	11/1/33	3,000,000	3,071,327
Series 2016, Refunding	5.000%	2/1/29	2,100,000	2,174,889
Series A	5.000%	3/1/34	2,000,000	2,180,428
Series A	5.000%	5/1/36	940,000	980,691
Series A	5.000%	3/1/37	750,000	808,854
Series A	5.000%	5/1/39	2,600,000	2,696,170
Series A	5.000%	3/1/46	2,250,000	2,328,845
Series A, Refunding	5.000%	10/1/29	5,095,000	5,421,218
Series A, Refunding	5.000%	10/1/30	500,000	531,226
Series C	5.000%	12/1/41	4,000,000	4,310,837
Series D	5.000%	11/1/27	2,400,000	2,523,382
Series D	5.000%	11/1/28	750,000	787,165
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	3,500,000	3,373,388
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,500,000	1,397,070
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	8,150,000	8,356,585
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,500,000	1,574,898
McCormick Place Expansion Project, Series B-1, Refunding, AGM	0.000%	6/15/47	3,000,000	1,076,318
Total Illinois				102,026,921
Indiana — 1.6%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	2,250,000	2,125,639
Marion General Hospital, Series A	4.000%	7/1/45	1,200,000	1,122,179
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	1,150,000	1,185,794
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	2,000,000	1,983,653
Courthouse and Jail Project, Series A	5.000%	2/1/54	850,000	876,337
Valparaiso, IN, Exempt Facilities Revenue:
Pratt Paper LLC Project, Refunding	4.500%	1/1/34	1,300,000	1,332,985 (c)
Pratt Paper LLC Project, Refunding	4.875%	1/1/44	1,500,000	1,548,593 (c)
Total Indiana				10,175,180
Iowa — 0.1%

Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	750,000	685,635
Kentucky — 1.4%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	1,000,000	1,019,592
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	6,500,000	6,541,727 (a)(b)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Kentucky — continued
Series A, Refunding	5.250%	12/1/29	$1,200,000	$1,279,475 (a)(b)(e)
Total Kentucky				8,840,794
Louisiana — 2.2%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	2,500,000	2,544,313 (c)
Shreveport, LA, Water & Sewer Revenue, Refunding, AGM	5.000%	12/1/34	2,080,000	2,106,346
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	2,250,000	2,220,147 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	4,650,000	4,598,790 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	2,500,000	2,507,196 (a)(b)
Total Louisiana				13,976,792
Maryland — 0.5%
Maryland State EDC, Senior Student Housing Revenue:
Morgan State University Project	4.000%	7/1/40	500,000	481,455
Morgan State University Project	5.000%	7/1/50	1,150,000	1,169,003
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	1,845,000	1,791,376
Total Maryland				3,441,834
Massachusetts — 2.9%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	1,800,000	1,882,810
International Charter School, Refunding	5.000%	4/15/40	1,875,000	1,875,028
Northeastern University Issue, Refunding	5.000%	10/1/44	2,750,000	2,979,617
UMass Boston Student Housing Project	5.000%	10/1/48	950,000	951,448
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/49	1,500,000	1,524,241 (c)
Series A, Refunding	5.000%	7/1/36	1,700,000	1,786,114 (c)
Series E	5.000%	7/1/46	6,980,000	7,272,134 (c)
Total Massachusetts				18,271,392
Michigan — 3.0%
Great Lakes, MI, Water Authority, Sewage Disposal System Revenue, Senior Lien, Series C	5.250%	7/1/53	2,000,000	2,176,826
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/38	1,000,000	1,136,751
Senior Lien, Series A	5.000%	7/1/46	6,790,000	6,857,260
Senior Lien, Series C, Refunding	5.000%	7/1/35	650,000	663,478
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD	5.000%	1/1/51	1,000,000	1,032,211 (c)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	625,000	628,147
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	250,000	251,169
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Act 38 Facilities, Senior Green Bonds	5.500%	2/28/57	1,000,000	1,079,061
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	185,000	187,939
Michigan State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series 2010 F-4, Refunding	5.000%	11/15/47	3,000,000	3,106,366
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Michigan — continued
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	$1,800,000	$1,827,612 (c)
Total Michigan				18,946,820
Missouri — 0.3%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	150,000	152,841
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,600,000	1,623,972
Total Missouri				1,776,813
Nebraska — 0.3%

Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	2,000,000	1,940,385
New Hampshire — 0.2%

National Finance Authority, NH, Revenue, Presbyterian Senior Living Project, Series A	5.250%	7/1/48	950,000	993,022
New Jersey — 7.9%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,000,713 (c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,502,181 (c)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	478,520
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	3,500,000	3,588,600 (c)
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,150,803
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.250%	9/15/29	4,285,000	4,289,943 (c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,059,028
New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,500,000	1,525,474
New Jersey State Institute of Technology, GO, Series A	5.000%	7/1/45	750,000	753,210
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/39	2,125,000	2,293,207
Transportation Program, Series AA	5.000%	6/15/50	1,195,000	1,341,292 (g)
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,000,000	4,457,451
Transportation Program, Series AA, Refunding	5.000%	6/15/38	3,000,000	3,340,862
Transportation Program, Series AA, Refunding	5.000%	6/15/42	600,000	661,735
Transportation Program, Series AA, Unrefunded	5.000%	6/15/50	4,325,000	4,503,287
Transportation Program, Series BB	4.000%	6/15/36	2,250,000	2,279,492
Transportation Program, Series BB	5.000%	6/15/44	2,000,000	2,068,208
Transportation System, Series A, Refunding	5.000%	12/15/28	1,050,000	1,134,067
Transportation System, Series A, Refunding	4.250%	6/15/40	750,000	769,409
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	4,000,000	4,381,406
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	800,000	816,173
Total New Jersey				49,395,061
New York — 25.2%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	4.000%	10/1/45	1,250,000	1,192,139
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	1,250,000	1,228,479 (a)(b)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
MTA, NY, Dedicated Tax Fund Revenue:
Green Bonds, Series A	5.000%	11/15/47	$2,000,000	$2,038,921
Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	4,600,000	4,360,129
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	500,000	504,029
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,750,000	1,929,384
Green Bonds, Series E, Refunding	4.000%	11/15/45	1,750,000	1,639,451
Series A-2	5.000%	5/15/30	2,300,000	2,458,746 (a)(b)
Series B, Refunding	5.000%	11/15/37	250,000	255,008
Series C-1, Refunding	5.000%	11/15/33	350,000	359,008
New York City, NY, GO:
Series A	5.000%	8/1/51	2,500,000	2,642,802
Subseries A-1	4.000%	8/1/40	1,250,000	1,257,342
Subseries A-1	5.000%	8/1/47	2,070,000	2,175,876
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	900,000	859,352
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	750,000	727,855
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2017, Series CC-1, Refunding	5.000%	6/15/46	2,000,000	2,031,001
Second General Resolution Fiscal 2018, Series CC	5.000%	6/15/48	600,000	613,797
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	5,800,000	5,586,302
Second General Resolution Fiscal 2023, Series AA, Subseries AA-1	5.250%	6/15/52	2,020,000	2,175,620
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series F, Subseries F-1	5.000%	2/1/47	10,250,000	10,830,743
Subordinated, Subseries F-1	5.000%	5/1/42	3,000,000	3,083,267
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	2,500,000	2,403,853
Non-State Supported Debt, New School University, Series A, Unrefunded	5.000%	7/1/35	1,900,000	1,908,658
Non-State Supported Debt, SD, Series A, Refunding, AGM	5.000%	10/1/29	5,000	5,385 (g)
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 4, Series A	5.000%	3/15/45	1,000,000	1,030,757
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,850,000	2,951,579
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	5,000	5,284 (g)
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	5,000	5,284 (g)
Bidding Group 3, Series B, Unrefunded	5.000%	2/15/41	2,990,000	3,092,838
Bidding Group 4, Series A, Refunding	4.000%	3/15/45	2,475,000	2,411,242
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	7,240,000	7,020,221
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	3,100,000	3,119,895
New York State Liberty Development Corp., Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	2,240,000	2,241,443 (d)
7 World Trade Center Project, Class 2, Refunding	3.250%	9/15/52	5,000,000	3,922,605
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,782,909
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	$4,000,000	$3,833,260
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	517,725 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	650,000	671,546 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,750,000	1,805,371 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	2,750,000	3,089,763 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	2,200,000	2,359,234 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	1,750,000	1,709,441 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	2,150,000	2,317,839 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	6,600,000	6,833,901 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.125%	6/30/60	5,250,000	5,428,817 (c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/41	2,160,000	2,129,857
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	850,000	907,542 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AGC	4.500%	12/31/54	2,000,000	1,998,667 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AGC	0.000%	12/31/54	850,000	553,740 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,550,000	1,550,090 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	11,850,000	11,849,891 (c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	3,250,000	3,227,271
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	6,400,000	6,444,270
Consolidated Series 218	4.000%	11/1/47	2,600,000	2,388,112 (c)
Consolidated Series 221	4.000%	7/15/45	1,000,000	930,041 (c)
Consolidated Series 221	4.000%	7/15/55	1,000,000	916,184 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	250,000	259,317
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	8,950,000	9,352,509 (h)
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	1,950,000	2,052,347
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	2,000,000	1,857,631
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	2,500,000	2,625,443
Total New York				157,461,013
North Carolina — 0.8%
North Carolina State Medical Care Commission, Retirement Facilities Revenue:
The Forest at Duke Project	4.000%	9/1/41	500,000	467,989
The Forest at Duke Project	4.000%	9/1/46	715,000	634,730
The Forest at Duke Project	4.000%	9/1/51	1,000,000	851,474
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

North Carolina — continued
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/47	$1,500,000	$1,512,483
Series A, Refunding	5.000%	7/1/51	1,500,000	1,507,802
Total North Carolina				4,974,478
North Dakota — 0.4%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	3,550,000	2,766,978
Ohio — 1.5%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	3,425,000	3,136,068
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,950,000	1,825,610 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	720,000	722,849 (c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,650,000	2,513,430 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	1,300,000	1,316,629 (a)(b)(c)
Total Ohio				9,514,586
Oregon — 1.0%
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	1,000,000	774,019
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	3,100,000	3,138,374 (a)(b)
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,600,000	2,611,328
Total Oregon				6,523,721
Pennsylvania — 6.7%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	500,000	498,910
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/32	250,000	264,413
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/29	225,000	225,132
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/30	775,000	775,453
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax:
Series B, Refunding, County GTD	4.750%	5/1/53	2,000,000	2,024,506
Series B, Refunding, County GTD	4.750%	5/1/57	2,500,000	2,531,789
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,602,385
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,000,000	1,011,792 (a)(b)
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	2,200,000	2,228,098 (a)(b)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	2,000,000	2,143,777 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	7,200,000	7,425,375 (c)
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/48	2,000,000	2,076,222
Series B	5.000%	12/1/45	2,000,000	2,132,907
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Series B, Refunding	5.250%	12/1/47	$1,500,000	$1,631,920
Series C, Refunding	4.000%	12/1/51	2,000,000	1,887,905
Subordinated, Series B	5.000%	12/1/48	2,900,000	2,988,086
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/35	2,000,000	2,004,954 (c)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project, Refunding	5.000%	6/15/40	500,000	505,142
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	262,459
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	521,675
Philadelphia, PA, SD, GO, Series A, State Aid Withholding	5.000%	9/1/33	1,755,000	1,769,876
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	800,000	826,385
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	2,280,000	2,350,878
Total Pennsylvania				41,690,039
Puerto Rico — 6.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/37	1,840,000	1,940,879 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	4,700,000	4,772,634 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	78,612	55,771
Restructured, Series A-1	5.375%	7/1/25	33,970	34,160
Restructured, Series A-1	5.625%	7/1/27	67,418	70,537
Restructured, Series A-1	5.625%	7/1/29	66,323	71,489
Restructured, Series A-1	5.750%	7/1/31	64,420	71,971
Restructured, Series A-1	4.000%	7/1/33	61,087	61,585
Restructured, Series A-1	4.000%	7/1/35	1,209,908	1,213,891
Restructured, Series A-1	4.000%	7/1/37	4,065,000	4,043,829
Restructured, Series A-1	4.000%	7/1/41	629,073	606,342
Restructured, Series A-1	4.000%	7/1/46	66,635	60,811
Subseries CW	0.000%	11/1/43	252,075	158,807 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	2,900,000	1,413,750 *(i)
Series A	5.050%	7/1/42	450,000	219,375 *(i)
Series XX	5.250%	7/1/40	4,570,000	2,227,875 *(i)
Series ZZ, Refunding	—	7/1/18	1,550,000	751,750 *(j)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	1,240,000	1,139,226
CAB, Restructured, Series A-1	0.000%	7/1/46	7,830,000	2,639,025
Restructured, Series A-1	4.550%	7/1/40	300,000	300,800
Restructured, Series A-1	4.750%	7/1/53	1,230,000	1,223,945
Restructured, Series A-1	5.000%	7/1/58	3,870,000	3,886,312
Restructured, Series A-2	4.329%	7/1/40	8,290,000	8,269,297
Restructured, Series A-2A	4.550%	7/1/40	4,600,000	4,612,268
Total Puerto Rico				39,846,329
South Carolina — 1.0%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.801%	3/1/31	1,250,000	1,295,309 (a)(b)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

South Carolina — continued
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	$2,550,000	$2,448,161
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	500,000	516,647 (c)
Series 2018	5.000%	7/1/48	1,750,000	1,765,510 (c)
Total South Carolina				6,025,627
South Dakota — 0.1%

South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	700,000	718,815
Tennessee — 2.2%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	3,250,000	3,129,570
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	1,550,000	1,549,622
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/53	2,250,000	2,421,228
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A, Refunding	5.000%	7/1/42	500,000	513,642
Subordinated, Series B, Refunding	5.000%	7/1/46	1,000,000	1,022,678
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	5,000,000	5,019,837 (a)(b)
Total Tennessee				13,656,577
Texas — 9.3%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	250,000	253,992
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,600,000	1,629,724
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	2,000,000	2,054,199 (c)
Series B	5.000%	11/15/39	3,270,000	3,405,267 (c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	4,320,000	4,050,386
Central Texas Turnpike System Revenue:
Series C, Refunding	5.000%	8/15/41	750,000	826,658
Series C, Refunding	5.000%	8/15/42	1,000,000	1,091,809
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	3,100,000	3,010,505
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	508,341
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/34	1,555,000	1,667,577 (c)
First Lien, Series A	5.250%	8/1/35	1,250,000	1,361,796 (c)
First Lien, Series A	5.250%	8/1/37	1,250,000	1,361,146 (c)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series A, B and C	5.500%	10/1/36	6,000,000	6,464,750
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	1,650,000	1,840,974 (a)(b)
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	4,750,000	4,638,985
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	1,650,000	1,609,155
Houston, TX, GO, Series A	4.125%	3/1/51	1,200,000	1,163,528
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	6,500,000	6,518,895 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	$2,100,000	$2,005,417 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/40	2,000,000	1,967,639 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	750,000	731,698 (c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,000,839
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	2,250,000	2,185,672
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	160,000	163,071 (c)
Series 2017	5.000%	11/1/36	160,000	162,700 (c)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	750,000	750,034
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/51	1,300,000	1,092,097
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	400,000	285,258 (c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/42	2,500,000	2,440,142
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/41	1,650,000	1,759,154 (c)
Total Texas				58,001,408
Utah — 1.3%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	5,363,013 (c)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	251,734
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,004,326
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/39	1,250,000	1,205,478
Series 2021	4.000%	10/15/36	100,000	98,244
Series 2021	4.000%	10/15/38	500,000	486,087
Total Utah				8,408,882
Virginia — 2.4%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	700,000	759,225
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AGM	4.750%	7/1/53	1,250,000	1,302,901
Riverside Health System, Series 2023, AGM	5.250%	7/1/53	500,000	542,279
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	1,400,000	1,406,489 (c)
Series B, Refunding	5.000%	7/1/45	2,000,000	2,001,905 (c)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	500,000	529,677
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	550,000	581,305
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	7/1/35	3,000,000	3,204,613 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,061,301 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,323,567 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	2,500,000	2,580,974 (c)
Total Virginia				15,294,236
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Washington — 1.4%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	$1,000,000	$939,620 (c)
Series 2022, Refunding	5.000%	8/1/41	3,250,000	3,437,491 (c)
Series C	5.000%	5/1/42	1,500,000	1,528,685 (c)
Washington State Health Care Facilities Authority Revenue:
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/40	500,000	491,737
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/45	1,200,000	1,129,053
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,500,000	1,541,188
Total Washington				9,067,774
Wisconsin — 2.1%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	4,000,099 (c)
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	2,000,000	2,083,288
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	700,000	710,039
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	1,800,000	1,506,347 (d)
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/48	3,000,000	3,057,615
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	1,600,000	1,724,615
Total Wisconsin				13,082,003

Total Municipal Bonds (Cost — $879,102,713)				891,418,743
Municipal Bonds Deposited in Tender Option Bond Trusts(k) — 6.0%
Florida — 1.7%
Florida State Department of Transportation Turnpike Revenue:
Series C	4.000%	7/1/51	5,600,000	5,370,652
Series C	4.000%	7/1/54	5,700,000	5,402,195
Total Florida				10,772,847
New York — 4.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	6,920,000	7,448,974
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	8,480,000	8,261,548
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	10,200,000	10,888,711
Total New York				26,599,233

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $37,103,824)				37,372,080
Total Investments before Short-Term Investments (Cost — $916,206,537)				928,790,823

Short-Term Investments — 0.3%
Municipal Bonds — 0.3%
Illinois — 0.0%††

Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	1.450%	8/1/44	100,000	100,000 (l)(m)
Michigan — 0.0%††

Grand Valley State University, MI, General Revenue, Series B, Refunding LOC - TD Bank N.A.	1.860%	12/1/31	150,000	150,000 (l)(m)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mississippi — 0.1%

Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series B	1.050%	12/1/30	$500,000	$500,000 (l)(m)
New York — 0.2%
New York City, NY, GO, Subseries F-6, SPA - JPMorgan Chase & Co.	0.950%	6/1/44	100,000	100,000 (l)(m)
New York City, NY, HDC Revenue, Sierra Development, Series A, LOC - FNMA	2.000%	3/15/33	200,000	200,000 (c)(l)(m)
New York State HFA Revenue, 10 Liberty Street, Series A, LIQ - FHLMC, LOC - FHLMC	1.920%	5/1/35	700,000	700,000 (l)(m)
Total New York				1,000,000

Total Short-Term Investments (Cost — $1,750,000)				1,750,000
Total Investments — 148.8% (Cost — $917,956,537)				930,540,823
Variable Rate Demand Preferred Stock, at Liquidation Value — (45.4)%				(284,075,000)
TOB Floating Rate Notes — (3.5)%				(21,490,000)
Other Assets in Excess of Other Liabilities — 0.1%				465,204
Total Net Assets Applicable to Common Shareholders — 100.0%				$625,441,027

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(i)	The coupon payment on this security is currently in default as of February 28, 2025.
(j)	The maturity principal is currently in default as of February 28, 2025.
(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.
(l)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
Abbreviation(s) used in this schedule:
AGC	—	Assured Guaranty Corporation — Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
At February 28, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	226	6/25	$27,302,448	$28,052,250	$749,802
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital. When pursuing its investment objective, the Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$891,418,743	—	$891,418,743
Municipal Bonds Deposited in Tender Option Bond Trusts	—	37,372,080	—	37,372,080
Total Long-Term Investments	—	928,790,823	—	928,790,823
Short-Term Investments†	—	1,750,000	—	1,750,000
Total Investments	—	$930,540,823	—	$930,540,823
Other Financial Instruments:
Futures Contracts††	$749,802	—	—	$749,802
Total	$749,802	$930,540,823	—	$931,290,625

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2025. The following transactions were effected in such company for the period ended February 28, 2025.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$9,263,809	9,263,809	$9,263,809	9,263,809

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2,154	—	—

Western Asset Managed Municipals Fund Inc. 2025 Quarterly Report